Subordinated indebtedness - Additional Information (Detail) - Floating interest rate [member] - USD ($) $ in Millions	Jan. 31, 2025	Jan. 22, 2025
2085 [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings maturity		2085
Repayments of subordinated liabilities		$ 10
Debt instrument redemption as a percentage of principal amount		100.00%
2084 [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings maturity	2084
Repayments of subordinated liabilities	$ 38
Debt instrument redemption as a percentage of principal amount	100.00%